The changes in the carrying amount of goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 2,086,393
Goodwill, Acquired During Period		2,086,000
Goodwill, Ending Balance	2,086,393	2,086,393
Goodwill, Gross	2,086,000	2,086,000
Goodwill, Impaired, Accumulated Impairment Loss
Ecessa Corporation [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,341,000
Goodwill, Acquired During Period		1,341,000
Goodwill, Ending Balance	1,341,000	1,341,000
Goodwill, Gross	1,341,000	1,341,000
Goodwill, Impaired, Accumulated Impairment Loss
IVDesk Minnesota, Inc. [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	745,000
Goodwill, Acquired During Period		745,000
Goodwill, Ending Balance	745,000	745,000
Goodwill, Gross	745,000	745,000
Goodwill, Impaired, Accumulated Impairment Loss